Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Taxes
12.	Income Taxes

The Company and its subsidiaries are incorporated either in the Marshall Islands or Liberia and under the laws of the Marshall Islands and Liberia, are not subject to income taxes.

The Company is also subject to United States federal income taxation in respect of income that was derived from the international operation of ships and the performance of services directly related thereto ("Shipping Income"), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, it will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, "U.S. source shipping income" means 50% of the shipping income that will be derived by the Company that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States. For 2014, 2015 and 2016, the Company qualified for the benefits of Section 883.